Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise:

	As of March 31,
	2013	2014
	US$	US$
Prepaid expenses	616,327	513,348
Supplier advances	106,143	193,871
Rent deposits	63,799	39,434
Other advances and deposits	70,137	38,122
Loans to employees	70,529	48,927
Amount receivable on sale of investment (See Note 6)	-	152,447
Others	248	-
Total	927,183	986,149